EXHIBIT 99.1

NISSAN MASTER OWNER

TRUST RECEIVABLES — 2016-A SERIES

Period	Collection	Accrual	Distribution
From	01-Jan-19	15-Jan-19	15-Feb-19
To	31-Jan-19	15-Feb-19
Days	31

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$250,240,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$6,218,323.11
Series Nominal Liquidation Amount		1,323,124,989.78

Required Participation Amount		$1,323,124,989.78
Excess Receivables		$752,131,998.25

Total Collateral		2,075,256,988.03
Collateral as Percent of Notes		129.70%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$6,463,583,065.35
Total Principal Collections	($2,192,096,002.82)
Investment in New Receivables	$2,114,831,419.62
Receivables Added for Additional Accounts	$0.00
Repurchases	($63,110,182.35)
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($717,028,827.66)
Less Servicing Adjustment	($1,738,995.31)

Ending Balance	$5,604,440,476.83

SAP for Next Period	37.03%

Average Receivable Balance	$5,789,899,578.64
Monthly Payment Rate	37.86%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$23,251,344.76
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$23,251,344.76

Series Allocation Percentage at Month-End	37.03%
Floating Allocation Percentage at Month-End	76.70%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	266,666,666.67
Payout	—
Additions	266,666,666.67

Ending Balance	533,333,333.33

Distributions to Investors
A1 Days	31
A1 LIBOR	2.508940%
A1 Applicable Margin	0.640000%

	3.148940%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	2,304,849.14	2.71
Principal A1	—	—

		2.71

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	3,267,349.14
Servicing Fee	1,495,680.29

Excess Cash Flow	1,841,036.02

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	1.94%
Pass / Fail	PASS